18. INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
Income tax expense (benefit)

Income tax expense (benefit) is as follows:

	December 31,
	2016	2015
Current income tax expense (benefit)
Federal	$—	$—
State	—	—
	—	—
Deferred income tax expense (benefit)
Federal	$(10,854,954)	$(1,354,370)
State	(817,631)	(202,112)
	(11,259,911)	(1,556,482)
Change in valuation allowance (benefit)
Federal	$10,854,954	$1,354,370
State	817,631	202,112
	11,259,911	1,556,482
Income tax expense	$—	$—

Total net deferred tax assets

At December 31, 2016 and 2015, the Company had deferred tax assets and liabilities as a result of temporary differences between financial statement carrying amounts and the tax basis of assets and liabilities.  Deferred tax values at December 31, 2016 and 2015, are as follows:

	December 31,
	2016	2015
Deferred tax assets:
Long Term:
Accrued expenses	$177,447	$184,726
Interest expense	329,942	726,575
Deferred Rent	3,418	11,251
Accrued compensation	829,051	779,967
Other expenses	—	3,649
Capitalized costs	795,318	829,108
Capitalized production costs	1,019,784	219,657
Charitable contributions	388,644	319,091
Net operating losses and credits	16,364,744	5,170,093
Valuation Allowance	(19,902,573)	(8,244,117)
Total deferred tax assets	$5,775	$14,130

Deferred tax liability:
Long term:
Prepaid expenses	—	(3,784)
Fixed assets	(5,775)	(10,346)
Total net deferred tax assets	$—	$—

Effective tax rate

The Company did not have any income tax expense or benefit for the years ended December 31, 2016 and 2015. A reconciliation of the federal statutory tax rate with the effective tax rate from continuing operations follows:

	2016	2015
Federal statutory tax rate	(34.0)%	(34.0)%
Permanent items affecting tax rate	4.9%	0.8%
State income taxes, net of federal income tax benefit	(2.2)%	(3.3)%
Change in Deferred Rate	0.2%	(1.2)%
Return to Provision Adjustment	(0.1)%	0.2%
Miscellaneous items	(0.2)%	(1.0)%
Change in valuation allowance	31.4%	38.5%
Effective tax rate	0.00%	0.00%